INCOME TAXES (Details Narrative) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Canada
DisclosureOfIncomeTaxesLineItems [Line Items]
Non-capital loss carryforwards	$ 87,300	$ 86,500
Capital loss carryforwards	5,900	5,900
Mexico
DisclosureOfIncomeTaxesLineItems [Line Items]
Non-capital loss carryforwards	5,282	5,500
Capital loss carryforwards	$ 1,603	$ 1,100